Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities Disclosure [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 7:	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2022	2021

Provision for professional fees	$959,654	$1,169,156
Government authorities*	1,211,885	921,726
Grants received in advance	243,956	526,578
Provision for legal claims	43,477	49,195
Other	118,739	116,233

	$2,577,711	$2,782,888

*

Such amount for both December 31, 2022 and 2021 contains primarily liability to the IIA. See Note 3 for additional information. The remainder of the liability towards the IIA as of December 31, 2021 is presented in a separate line item within the non-current liabilities according to the related settlement. See Note 9.a.1. for additional information.